Commitments and Contingent Liabilities (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Feb. 10, 2017	Nov. 08, 2016	Aug. 19, 2019	Feb. 28, 2017	Dec. 31, 2021	Dec. 31, 2015
Commitments and Contingent Liabilities (Details) [Line Items]
Description of maximum royalty amount					As of December 31, 2021, the maximum royalty amount that would be payable by TyrNovo, excluding interest, is approximately NIS 5.5 million (USD 1.8 million), and as of such date, TyrNovo had not paid any royalties to the IIA.
Loss contingency actions taken by court arbitrator or mediator, description		the Motion to be excluded from the purported class, claiming to have independent causes of action and damages of approximately NIS 1 million (USD 322 thousand) (the “Petition to Exclude”). The Company responded to the court and, amongst other arguments, the Company noted that pursuant to the Class Action Lawsuits Law 5766-2006 and the Regulations enacted thereunder, at the current stage of the court proceedings with respect to the 2015 Motion such shareholder cannot petition to be excluded from the purported class. The court ordered the shareholder to respond and he has done so. In May 2018, the shareholder filed an independent lawsuit against the Company in the Haifa Magistrates Court seeking damages of approximately NIS 1.1 million (USD 354 thousand) and for the purposes of the court fees, the amount claimed was reduced to 750,000 NIS (USD 241 thousand) (the “Separate Lawsuit”).
Gains on litigation settlements				$ 9.3
Description of enforcement arrangement			As part of the Enforcement Arrangement the Company paid a fine of NIS 1,500,000 (approximately USD 482 thousand), in 24 consecutive monthly payments from September 2019.
Nis [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Description of motion total amount						In December 2015, a lawsuit and a motion to approve such lawsuit as a class action was filed in the Tel Aviv District Court (Economic Division) against the Company and its directors by shareholders who were holding the Company’s Tel Aviv Stock Exchange listed securities before the Company’s initial public offering in the United States (the “U.S. IPO”) that took place in November 2015, claiming damages for the purported class in the motion totaling NIS 16.4 million (USD 5.3 million) due to the U.S. IPO (the “Motion”).
Motion total amount						$ 5.3
Aggregate consideration received	$ 2.0
Bottom of Range [member]
Commitments and Contingent Liabilities (Details) [Line Items]
Annual interest rate of revenues					3.00%
Top of Range [member]
Commitments and Contingent Liabilities (Details) [Line Items]
Annual interest rate of revenues					6.00%
Tyrnovos Technology [Member] | Israel Innovation Authority [Member] | Nis [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Maximum royalty payable excluding interest amount					$ 1.8
Yissum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Description of license agreement					In consideration for the grant of the license, the Company shall pay Yissum the following consideration during the term of the license: (i) Royalties at a rate of three percent (3%) of net sales. (ii) Sublicense fees at a rate of twelve percent (12%) of sublicense consideration. In addition, Yissum is entitled to receive an exit fee of 12% of the transaction proceeds in the event of certain pre - defined transactions set forth in the License Agreement.
THM [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Description of license agreement					In consideration for the license grant, FameWave shall pay to THM the following during the term of the license: i) An annual license fee of $10,000 which is credited towards any royalties to be paid during such year. ii) Royalties of three- and one-half (3.5%) of net sales with respect to Biopharmaceutical Products, and royalties of six- and one-half (6.5%) of net sales with respect to Diagnostic Products. iii) Sublicense fees at a rate of twenty percent (20%) of sublicense consideration with respect to Biopharmaceutical Products, and sublicense fees at a rate of twelve percent (12%) of sublicense consideration with respect to Diagnostic Products. FameWave has undertaken to pay certain milestone payments upon the completion of certain pre-defined clinical and sales milestones. In addition, THM (on behalf of the licensors) are entitled to receive an exit fee of up to three- and one-half percent (3.5%) of all consideration received because of or in connection with an exit event (as defined in the THM License Agreement).